UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2006
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/11/2006
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        110

Form 13f Information Table Value Total:                   26576691
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anheuser-Busch Companies, Inc. COM              035229103   193954  4254300 SH       SOLE                  3693700            560600
                                                            180144  3951400 SH       DEFINED 01            3951400
                                                               274     6000 SH       OTHER                    6000
Aon Corp                       COM              037389103   902632 25922800 SH       SOLE                 21744800           4178000
                                                            509312 14627000 SH       DEFINED 01           14627000
                                                               870    25000 SH       OTHER                   25000
CEMEX S.A.B. de C.V. - ADR     COM              151290889   922857 16199001 SH       SOLE                 14072216           2126785
                                                            586759 10299436 SH       DEFINED 01           10299436
                                                               681    11953 SH       OTHER                   11953
Chesapeake Energy Corp.        COM              165167107   267168  8832000 SH       SOLE                  6741000           2091000
                                                            342763 11331000 SH       DEFINED 01           11331000
                                                               121     4000 SH       OTHER                    4000
Comcast Corp Cl A              COM              20030N101   171310  5232435 SH       SOLE                  4127304           1105131
                                                             40322  1231596 SH       DEFINED 01            1231596
                                                                42     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   869803 26534562 SH       SOLE                 23446562           3088000
                                                            420437 12826021 SH       DEFINED 01           12826021
                                                               738    22500 SH       OTHER                   22500
DIRECTV Group, Inc             COM              25459L106  1019553 61791077 SH       SOLE                 53634876           8156201
                                                            459401 27842500 SH       DEFINED 01           27842500
                                                               700    42408 SH       OTHER                   42408
Dell, Inc.                     COM              24702R101  1549350 63342173 SH       SOLE                 54577174           8764999
                                                           1165661 47655790 SH       DEFINED 01           47655790
                                                              1321    54000 SH       OTHER                   54000
Discovery Holding Company      COM              25468Y107   166936 11410510 SH       SOLE                 10224210           1186300
                                                            237845 16257344 SH       DEFINED 01           16257344
                                                                89     6100 SH       OTHER                    6100
Everest Re Group Ltd.          COM              G3223R108   181650  2098300 SH       SOLE                  1914300            184000
                                                            123085  1421800 SH       DEFINED 01            1421800
FedEx Corp.                    COM              31428X106   443379  3794100 SH       SOLE                  3075100            719000
                                                            467276  3998600 SH       DEFINED 01            3998600
                                                               763     6533 SH       OTHER                    6533
First Horizon National Corp    COM              320517105      965    24000 SH       SOLE                    24000
General Motors                 COM              370442105   780954 26215300 SH       SOLE                 22294600           3920700
                                                            424210 14240000 SH       DEFINED 01           14240000
                                                               626    21000 SH       OTHER                   21000
Hilb, Rogal & Hobbs Co.        COM              431294107     2721    73000 SH       SOLE                                      73000
                                                            131429  3526400 SH       DEFINED 01            3526400
IDT Corporation Class B        COM              448947309      139    10100 SH       SOLE                                      10100
                                                              9147   663300 SH       DEFINED 01             663300
IHOP Corp.                     COM              449623107    23511   489000 SH       SOLE                   287000            202000
                                                            143187  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    32391  3680800 SH       SOLE                  2532500           1148300
                                                            128566 14609800 SH       DEFINED 01           14609800
Koninklijke Philips Electronic COM              500472303   877665 28184500 SH       SOLE                 24220500           3964000
                                                            155857  5005034 SH       DEFINED 01            5005034
                                                               778    25000 SH       OTHER                   25000
Level 3 Communications         COM              52729N100   201101 45292918 SH       SOLE                 40611350           4681568
                                                            480525 108226271SH       DEFINED 01          108226271
Liberty Capital Series A       COM              53071M302   529083  6315895 SH       SOLE                  5564045            751850
                                                            233565  2788172 SH       DEFINED 01            2788172
                                                               390     4650 SH       OTHER                    4650
Liberty Interactive Series A   COM              53071M104   730308 42312175 SH       SOLE                 36686225           5625950
                                                            389811 22584666 SH       DEFINED 01           22584666
                                                               643    37250 SH       OTHER                   37250
Millea Holdings, Inc. ADR      COM              60032R106   206139  2215600 SH       SOLE                  1712000            503600
Molson Coors Brewing Co        COM              60871R209   126854  1868800 SH       SOLE                  1761800            107000
                                                            276312  4070600 SH       DEFINED 01            4070600
NTT Docomo, Inc. ADR           COM              62942M201    50832  3467400 SH       SOLE                  2958400            509000
Nestle S A ADR                 COM              641069406    11973   152780 SH       SOLE                   152780
News Corp Inc.                 COM              65248E203    62215  3082996 SH       SOLE                  3082996
                                                            146096  7239640 SH       DEFINED 01            7239640
Odyssey Re Holdings Corp       COM              67612W108    46808  1776400 SH       SOLE                  1170400            606000
                                                             22234   843800 SH       DEFINED 01             843800
PepsiAmericas. Inc.            COM              71343P200    20569   930300 SH       SOLE                   838300             92000
                                                            116363  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   464105 10000100 SH       SOLE                  7939000           2061100
                                                            547712 11801600 SH       DEFINED 01           11801600
                                                               743    16000 SH       OTHER                   16000
Potlatch Holdings, Inc.        COM              737630103     1953    51745 SH       SOLE                                      51745
                                                            127875  3387422 SH       DEFINED 01            3387422
Ruddick Corp.                  COM              781258108     1147    46800 SH       SOLE                                      46800
                                                            117518  4794700 SH       DEFINED 01            4794700
Saks, Inc.                     COM              79377W108   187426 11591000 SH       SOLE                  9567000           2024000
Service Corporation Internatio COM              817565104     2141   263000 SH       SOLE                                     263000
                                                            140048 17204900 SH       DEFINED 01           17204900
Shaw Communications, Inc. Clas COM              82028K200   133679  4725300 SH       SOLE                  3786800            938500
                                                            398651 14091600 SH       DEFINED 01           14091600
Sprint Nextel Corp             COM              852061100   691756 34605100 SH       SOLE                 30015100           4590000
                                                            420508 21035900 SH       DEFINED 01           21035900
                                                               640    32000 SH       OTHER                   32000
Telephone & Data Systems, Inc. COM              879433100   113490  2741300 SH       SOLE                  2344500            396800
                                                             63375  1530800 SH       DEFINED 01            1530800
                                                               248     6000 SH       OTHER                    6000
Telephone & Data Systems, Inc. COM              879433860   470474 12094437 SH       SOLE                  9941100           2153337
                                                            220415  5666200 SH       DEFINED 01            5666200
                                                               233     6000 SH       OTHER                    6000
USI Holdings Corporation       COM              90333H101      670    50000 SH       SOLE                                      50000
                                                             31655  2360576 SH       DEFINED 01            2360576
Vail Resorts, Inc.             COM              91879Q109    30315   817117 SH       DEFINED 01             817117
Vivendi ADR                    COM              92851S204   350688 10045484 SH       SOLE                  8784284           1261200
                                                            142021  4068200 SH       DEFINED 01            4068200
                                                               943    27000 SH       OTHER                   27000
Walt Disney Company            COM              254687106  1111320 37044000 SH       SOLE                 31913500           5130500
                                                            464694 15489800 SH       DEFINED 01           15489800
                                                               870    29000 SH       OTHER                   29000
Wendys International           COM              950590109   139640  2395600 SH       DEFINED 01            2395600
Willis Group Holdings Ltd      COM              G96655108   171221  5334000 SH       SOLE                  4989000            345000
                                                            195778  6099000 SH       DEFINED 01            6099000
Yum! Brands, Inc.              COM              988498101   540230 10746562 SH       SOLE                  9311500           1435062
                                                            609318 12120900 SH       DEFINED 01           12120900
                                                               704    14000 SH       OTHER                   14000
Fairfax Financial Holdings Ltd COM              303901102   181848  1904980 SH       SOLE                  1677980            227000
                                                            171444  1796000 SH       DEFINED 01            1796000
Level 3 Communications Convert CONV             52729nbe9   244562 160764000PRN      SOLE                134758000          26006000
                                                            337838 222079000PRN      DEFINED 01          222079000
Level 3 Communications, Inc. C CONV             52729NAG5    13637 15630000 PRN      SOLE                  6950000           8680000
                                                             92454 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    40594 48982000 PRN      SOLE                 41932000           7050000
                                                              8950 10800000 PRN      DEFINED 01           10800000